Basis of Preparation (Tables)	6 Months Ended
Jun. 30, 2012
Basis of Preparation
Schedule of impact of adoption of new basis on the entity's statement of income

	Three Months Ended June 30, 2011		Six Months Ended June 30, 2011
	Previously Reported	Adjusted for New Basis	Previously Reported	Adjusted for New Basis
	(Dollars in thousands)
Condensed, Consolidated Statements of Income
Depreciation of flight equipment	459,689	457,994	912,220	909,411
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of	43,815	43,815	147,125	148,387
Aircraft impairment charges on flight equipment held for use	—	—	—	6,538
Income before taxes	106,057	107,752	223,419	218,428
Provision for income taxes	33,377	33,972	77,018	75,264
Net income	72,680	73,780	146,401	143,164